Statutory Surplus Reserves and Restricted Net Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Statutory Surplus Reserves and Restricted Net Assets [Abstract]
Percentage of statutory surplus reserve after-tax net income	10.00%
Percentage of registered capital	50.00%
Percentage of PRC subsidiaries reserves registered capital	50.00%
Net assets (in Dollars)	$ 16,238,283	$ 15,985,627